UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Greater China Opportunities Fund

Semiannual Report
4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	–23.95	–0.66	—	9.37[1]	–1.95	–23.95	–3.25	—	85.35[1]

Class B	–24.53	–0.75	—	9.38[1]	–2.15	–24.53	–3.69	—	85.56[1]

Class C	–21.36	–0.38	—	9.38[1]	1.87	–21.36	–1.90	—	85.47[1]

Class I2	–19.79	0.41	—	10.36[1]	3.38	–19.79	2.06	—	97.29[1]

Class NAV [2]	–19.50	1.00	—	1.42[3]	3.56	–19.50	5.09	—	7.82[3]

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-13 for Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV
Net (%)	1.67	2.46	2.45	1.31	1.14
Gross (%)	1.67	2.46	2.45	2.05	1.14

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6 Greater China Opportunities Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B4	6-9-05	$18,556	$18,556	$18,505

Class C4	6-9-05	18,547	18,547	18,505

Class I2	6-9-05	19,729	19,729	18,505

Class NAV[2]	12-28-06	10,782	10,782	12,396

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charges, effective 7-15-04.

MSCI Golden Dragon Index (gross of foreign withholding taxes on dividends) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following Indexes: China, Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 6-9-05.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 From 12-28-06.

4 No contingent deferred sales charge applicable.

Semiannual report | Greater China Opportunities Fund 7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,032.10	$8.79

Class B	1,000.00	1,028.50	12.71

Class C	1,000.00	1,028.70	12.71

Class I	1,000.00	1,033.80	7.38

Class NAV	1,000.00	1,035.60	5.92

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8 Greater China Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,016.20	$8.72

Class B	1,000.00	1,012.30	12.61

Class C	1,000.00	1,012.30	12.61

Class I	1,000.00	1,017.60	7.32

Class NAV	1,000.00	1,019.00	5.87

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.74%, 2.52%, 2.52%, 1.46% and 1.17% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Greater China Opportunities Fund 9

Portfolio summary

Top 10 Holdings (34.2% of Net Assets on 4-30-12)[1,2]

Taiwan Semiconductor		Hon Hai Precision Industry
Manufacturing Company, Ltd.	6.1%	Company, Ltd.	3.7%

China Mobile, Ltd.	4.1%	AIA Group, Ltd.	2.7%

Industrial & Commercial Bank		Hutchison Whampoa, Ltd.	2.7%
of China, H Shares	4.1%
		China Resources Land, Ltd.	2.5%
China Construction Bank Corp.,
H Shares	4.1%	PetroChina Company, Ltd., H Shares	2.1%

		Vinda International Holdings, Ltd.	2.1%

Sector Composition[1,3]

Financials	29.5%	Materials	5.0%

Information Technology	19.4%	Utilities	4.2%

Consumer Discretionary	11.8%	Consumer Staples	4.0%

Industrials	11.3%	Health Care	1.2%

Energy	7.4%	Other Assets & Liabilities	0.2%

Telecommunication Services	6.0%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Although they are larger and/or more established than many emerging markets, the markets of Greater China function in many ways as emerging markets and carry the high levels of risk associated with emerging markets. The Fund is non-diversified, which allows it to make larger investments in individual companies. Non-diversified funds tend to be more volatile than diversified funds and the market as a whole.

10 Greater China Opportunities Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value
Common Stocks 99.8%		$71,918,709

(Cost $66,066,830)

China 34.3%		24,744,226

AAC Acoustic Technologies Holdings, Inc.	294,000	865,353

Anhui Conch Cement Company, Ltd., H Shares	57,000	190,067

BBMG Corp., H Shares	590,000	506,804

China Construction Bank Corp., H Shares	3,810,000	2,957,537

China Eastern Airlines Corp., Ltd., H Shares (I)	2,402,000	798,335

China Life Insurance Company, Ltd., H Shares	507,000	1,351,940

China Outfitters Holdings Ltd. (I)	4,300,000	865,849

China Pacific Insurance Group Company, Ltd., H Shares (I)	109,600	353,845

China Shenhua Energy Company, Ltd. H Shares (I)	333,500	1,481,947

China Zhengtong Auto Services Holdings, Ltd. (I)	921,000	905,515

CNOOC, Ltd.	554,000	1,174,048

Dongfang Electric Corp. Ltd., H Shares	244,600	664,221

Evergrande Real Estate Group, Ltd.	2,138,000	1,227,804

Foxconn International Holdings, Ltd. (I)	1,369,000	647,511

Goodbaby International Holdings Ltd.	1,709,000	528,585

Haitong Securities Co Ltd. (I)(S)	310,400	435,276

Huaneng Power International, Inc., H Shares	1,588,000	938,342

Industrial & Commercial Bank of China, H Shares	4,471,500	2,965,942

New China Life Insurance Company, Ltd. (I)	139,700	627,837

PetroChina Company, Ltd., H Shares	1,038,000	1,546,364

Shenzhou International Group Holdings, Ltd.	419,000	785,818

Sinotruk Hong Kong, Ltd. (I)	792,000	481,263

Tencent Holdings, Ltd.	30,000	939,743

Tingyi Holding Corp.	206,000	547,369

Zhuzhou CSR Times Electric Company, Ltd., H Shares	340,000	956,911

Hong Kong 37.6%		27,073,479

AIA Group, Ltd.	550,600	1,952,715

BOC Hong Kong Holdings, Ltd.	241,000	746,136

Cheung Kong Holdings, Ltd.	56,000	743,141

Cheung Kong Infrastructure Holdings, Ltd.	221,000	1,307,929

China Everbright International, Ltd.	1,701,000	801,269

China Foods, Ltd.	716,000	777,481

China Metal Recycling Holdings, Ltd.	453,000	517,211

China Mobile, Ltd.	268,500	2,974,915

China Resources Land, Ltd.	960,000	1,838,328

Geely Automobile Holdings Company, Ltd.	1,330,000	492,432

See notes to financial statements	Semiannual report | Greater China Opportunities Fund 11

	Shares	Value
Hong Kong (continued)

Haier Electronics Group Company, Ltd. (I)	1,031,000	$1,073,020

Hutchison Whampoa, Ltd.	203,000	1,944,829

Kerry Properties, Ltd.	257,000	1,165,527

Kunlun Energy Company, Ltd.	638,000	1,115,818

Lee & Man Chemical Company, Ltd.	914,000	726,759

Li & Fung, Ltd.	304,000	647,629

Nine Dragons Paper Holdings, Ltd.	1,409,000	1,154,795

Power Assets Holdings, Ltd.	109,500	819,244

Shanghai Industrial Holdings, Ltd.	263,000	874,104

Shimao Property Holdings, Ltd.	898,500	1,178,917

Sino Biopharmaceutical	3,068,000	836,070

Sino Land Company, Ltd.	652,000	1,120,727

Swire Properties, Ltd.	135,400	370,112

Vinda International Holdings, Ltd.	862,000	1,529,760

Xinyi Glass Holdings Company, Ltd.	566,000	364,611

Macau 1.0%		714,943

Sands China, Ltd.	182,400	714,943

Taiwan 26.9%		19,386,061

Cheng Shin Rubber Industry Company, Ltd.	329,000	815,530

Chicony Electronics Company, Ltd.	400,000	774,988

Chinatrust Financial Holding Company, Ltd.	1,538,983	975,835

Chunghwa Telecom Company, Ltd.	433,000	1,352,084

Dynapack International Technology Corp.	107,000	544,410

Epistar Corp.	240,000	577,681

Far Eastern Department Stores Company, Ltd.	540,000	578,748

Formosa Plastics Corp.	182,000	515,344

Foxconn Technology Company, Ltd.	351,000	1,225,780

Hon Hai Precision Industry Company, Ltd.	874,000	2,639,460

King Slide Works Company, Ltd.	219,000	1,080,720

Kinsus Interconnect Technology Corp.	298,000	930,158

Lingsen Precision Industries, Ltd.	983,000	569,570

Mega Financial Holding Company, Ltd.	764,000	599,465

SinoPac Holdings Company, Ltd.	1,931,000	652,802

Tainan Spinning Company, Ltd.	1,695,000	718,426

Taiwan Semiconductor Manufacturing Company, Ltd.	1,488,089	4,396,238

TPK Holding Company, Ltd. (I)	36,000	438,822

Total investments (Cost $66,066,830)† 99.8%		$71,918,709

Other assets and liabilities, net 0.2%		$180,001

Total net assets 100.0%		$72,098,710

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

12 Greater China Opportunities Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

(I) Non-income producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such a security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $66,194,131. Net unrealized appreciation aggregated $5,724,578, of which $9,160,003 related to appreciated investment securities and $3,435,425 related to depreciated investment securities.

The Fund had the following sector composition as of 4-30-12 (as a percentage of total net assets):

Financials	29.5%
Information Technology	19.4%
Consumer Discretionary	11.8%
Industrials	11.3%
Energy	7.4%
Telecommunication Services	6.0%
Materials	5.0%
Utilities	4.2%
Consumer Staples	4.0%
Health Care	1.2%
Other Assets & Liabilities	0.2%

See notes to financial statements	Semiannual report | Greater China Opportunities Fund 13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $66,066,830)	$71,918,709
Cash	161,187
Foreign currency, at value (Cost $54,479)	54,923
Receivable for investments sold	828,939
Receivable for fund shares sold	9,606
Other receivables and prepaid expenses	58,500

Total assets	73,031,864

Liabilities

Payable for investments purchased	702,547
Payable for fund shares repurchased	75,553
Payable to affiliates
Accounting and legal services fees	2,382
Transfer agent fees	11,625
Distribution and service fees	29,948
Trustees’ fees	5,459
Management fees	58,621
Other liabilities and accrued expenses	47,019

Total liabilities	933,154

Net assets

Paid-in capital	$69,243,155
Accumulated net investment loss	(687,604)
Accumulated net realized loss on investments and foreign
currency transactions	(2,309,245)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	5,852,404

Net assets	$72,098,710

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($48,730,275 ÷ 2,821,571 shares)	$17.27
Class B ($10,063,877 ÷ 596,885 shares)[1]	$16.86
Class C ($11,314,162 ÷ 671,595 shares)[1]	$16.85
Class I ($1,320,754 ÷ 76,838 shares)	$17.19
Class NAV ($669,642 ÷ 38,494 shares)	$17.40

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$18.18

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14 Greater China Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$47,451

Total investment income	47,451

Expenses

Investment management fees	373,580
Distribution and service fees	186,545
Accounting and legal services fees	8,991
Transfer agent fees	75,492
Trustees’ fees	2,820
State registration fees	24,316
Printing and postage	12,159
Professional fees	26,978
Custodian fees	5,954
Registration and filing fees	15,449
Other	5,301

Total expenses	737,585
Less expense reductions	(5,754)

Net expenses	731,831

Net investment loss	(684,380)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(1,207,309)
Foreign currency transactions	128
(1,207,181)
Change in net unrealized appreciation (depreciation) of
Investments	4,119,699
Translation of assets and liabilities in foreign currencies	794
4,120,493
Net realized and unrealized gain	2,913,312

Increase in net assets from operations	$2,228,932

See notes to financial statements	Semiannual report | Greater China Opportunities Fund 15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(Unaudited)	10-31-11
Increase (decrease) in net assets

From operations
Net investment income (loss)	($684,380)	$482,174
Net realized gain (loss)	(1,207,181)	21,618,247
Change in net unrealized appreciation (depreciation)	4,120,493	(37,909,248)

Increase (decrease) in net assets resulting from operations	2,228,932	(15,808,827)

Distributions to shareholders
From net investment income
Class A	(460,788)	(253,588)
Class B	(16,705)	—
Class C	(19,488)	—
Class I	(14,687)	(11,244)
Class NAV	(11,779)	(6,591)

Total distributions	(523,447)	(271,423)

From Fund share transactions	(8,093,295)	(25,387,357)

Total decrease	(6,387,810)	(41,467,607)

Net assets

Beginning of period	78,486,520	119,954,127

End of period	$72,098,710	$78,486,520

Undistributed net investment income (accumulated net
investment loss)	($687,604)	$520,223

16 Greater China Opportunities Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$16.90	$20.24	$17.33	$11.61	$32.54	$15.78
Net investment income (loss)[2]	(0.14)	0.14	0.08	0.12	0.04	0.07
Net realized and unrealized gain (loss)
on investments	0.66	(3.41)	2.94	5.63	(19.08)	17.14
Total from investment operations	0.52	(3.27)	3.02	5.75	(19.04)	17.21
Less distributions
From net investment income	(0.15)	(0.07)	(0.11)	(0.03)	(0.06)	(0.08)
From net realized gain	—	—	—	—	(1.83)	(0.37)
Total distributions	(0.15)	(0.07)	(0.11)	(0.03)	(1.89)	(0.45)
Net asset value, end of period	$17.27	$16.90	$20.24	$17.33	$11.61	$32.54
Total return (%)[3]	3.21[4]	(16.24)	17.46[5]	49.62[5]	(61.75)[5]	111.87

Ratios and supplemental data

Net assets, end of period (in millions)	$49	$53	$80	$90	$69	$283
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.74[6]	1.67	1.73	1.95	1.77	1.68
Expenses net of fee waivers	1.74[6]	1.67	1.70	1.95	1.77	1.68
Expenses net of fee waivers and credits	1.74[6]	1.67	1.70	1.92	1.77	1.68
Net investment income (loss)	(1.61)[6]	0.67	0.45	0.86	0.21	0.34
Portfolio turnover (%)	76	145	71	105	98	85

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.

See notes to financial statements	Semiannual report | Greater China Opportunities Fund 17

CLASS B SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$16.42	$19.76	$16.95	$11.41	$32.16	$15.63
Net investment income (loss)[2]	(0.20)	(0.02)	(0.06)	0.01	(0.09)	(0.07)
Net realized and unrealized gain (loss)
on investments	0.67	(3.32)	2.87	5.53	(18.83)	16.98
Total from investment operations	0.47	(3.34)	2.81	5.54	(18.92)	16.91
Less distributions
From net investment income	(0.03)	—	—[3]	—	—	(0.01)
From net realized gain	—	—	—	—	(1.83)	(0.37)
Total distributions	(0.03)	—	—[3]	—	(1.83)	(0.38)
Net asset value, end of period	$16.86	$16.42	$19.76	$16.95	$11.41	$32.16
Total return (%)[4]	2.85[5]	(16.90)	16.58[6]	48.55[6]	(62.02)[6]	110.50

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$11	$17	$19	$15	$55
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.52[7]	2.46	2.49	2.70	2.49	2.38
Expenses net of fee waivers	2.52[7]	2.46	2.45	2.70	2.49	2.38
Expenses net of fee waivers and credits	2.52[7]	2.46	2.45	2.67	2.49	2.38
Net investment income (loss)	(2.40)[7]	(0.11)	(0.31)	0.11	(0.43)	(0.32)
Portfolio turnover (%)	76	145	71	105	98	85

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

CLASS C SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$16.41	$19.75	$16.94	$11.40	$32.16	$15.63
Net investment income (loss)[2]	(0.20)	(0.02)	(0.05)	0.01	(0.09)	(0.05)
Net realized and unrealized gain (loss)
on investments	0.67	(3.32)	2.86	5.53	(18.84)	16.96
Total from investment operations	0.47	(3.34)	2.81	5.54	(18.93)	16.91
Less distributions
From net investment income	(0.03)	—	—[3]	—	—	(0.01)
From net realized gain	—	—	—	—	(1.83)	(0.37)
Total distributions	(0.03)	—	—[3]	—	(1.83)	(0.38)
Net asset value, end of period	$16.85	$16.41	$19.75	$16.94	$11.40	$32.16
Total return (%)[4]	2.87[5]	(16.91)	16.59[6]	48.60[6]	(62.06)[6]	110.51

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$12	$18	$20	$16	$59
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.52[7]	2.45	2.48	2.71	2.49	2.38
Expenses net of fee waivers	2.52[7]	2.45	2.44	2.71	2.49	2.38
Expenses net of fee waivers and credits	2.52[7]	2.45	2.44	2.68	2.49	2.38
Net investment income (loss)	(2.39)[7]	(0.12)	(0.26)	0.10	(0.43)	(0.25)
Portfolio turnover (%)	76	145	71	105	98	85

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Annualized.

18 Greater China Opportunities Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$16.82	$20.14	$17.24	$11.57	$32.69	$15.82
Net investment income (loss)[2]	(0.11)	0.18	0.01	0.18	0.04	0.09
Net realized and unrealized gain (loss)
on investments	0.66	(3.41)	3.02	5.53	(19.14)	17.28
Total from investment operations	0.55	(3.23)	3.03	5.71	(19.10)	17.37
Less distributions
From net investment income	(0.18)	(0.09)	(0.13)	(0.04)	(0.19)	(0.13)
From net realized gain	—	—	—	—	(1.83)	(0.37)
Total distributions	(0.18)	(0.09)	(0.13)	(0.04)	(2.02)	(0.50)
Net asset value, end of period	$17.19	$16.82	$20.14	$17.24	$11.57	$32.69
Total return (%)	3.38[3,4]	(16.12)[3]	17.61[3]	49.49[3]	(61.89)[3]	112.93

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$2	$3	$5	$1	$6
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.29[5]	2.02	1.83	1.81	1.64	1.22
Expenses net of fee waivers and credits	1.46[5]	1.53	1.57	1.65	1.64	1.22
Net investment income (loss)	(1.33)[5]	0.87	0.08	1.25	0.19	0.44
Portfolio turnover (%)	76	145	71	105	98	85

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.

CLASS NAV SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07[2]

Per share operating performance

Net asset value, beginning of period	$17.07	$20.42	$17.47	$11.66	$32.72	$18.15
Net investment income (loss)[3]	(0.09)	0.26	0.20	0.24	0.24	0.35
Net realized and unrealized gain (loss)
on investments	0.67	(3.47)	2.96	5.65	(19.20)	14.22
Total from investment operations	0.58	(3.21)	3.16	5.89	(18.96)	14.57
Less distributions
From net investment income	(0.25)	(0.14)	(0.21)	(0.08)	(0.27)	—
From net realized gain	—	—	—	—	(1.83)	—
Total distributions	(0.25)	(0.14)	(0.21)	(0.08)	(2.10)	—
Net asset value, end of period	$17.40	$17.07	$20.42	$17.47	$11.66	$32.72
Total return (%)	3.56[4]	(15.82)	18.17	50.84[5]	(61.51)[5]	80.28[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1	—[6]	$1
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.17[7]	1.14	1.11	1.12	1.17	1.12[7]
Expenses net of fee waivers and credits	1.17[7]	1.14	1.11	1.12	1.17	1.12[7]
Net investment income (loss)	(1.05)[7]	1.30	1.08	1.63	1.16	1.56[7]
Portfolio turnover (%)	76	145	71	105	98	85

1 Six months ended 4-30-12. Unaudited.
2 The inception date for Class NAV shares is 12-28-06.
3 Based on the average daily shares outstanding.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Semiannual report | Greater China Opportunities Fund 19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Greater China Opportunities Fund (the Fund) is a series of John Hancock Investment Trust III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of April 30, 2012, all investment are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter

20 Greater China Opportunities Fund | Semiannual report

market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration,

Semiannual report | Greater China Opportunities Fund 21

among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $974,763 available to offset future net realized capital gains as of October 31, 2011 which expires on October 31, 2017.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions and wash sale loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

22 Greater China Opportunities Fund | Semiannual report

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $1,000,000,000 of the Fund’s average daily net assets; (b) 0.95% of the next $1,000,000,000; (c) 0.90% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Effective March 1, 2012, the Adviser has contractually agreed to waive fees and/or reimburse certain expenses for Class I shares of the Fund. This agreement excludes taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements are such that the total operating expenses for Class I shares will not exceed 1.31% of average daily net assets. The fee waivers and/or reimbursements will continue in effect until at least February 28, 2013. Accordingly, these expense reductions amounted to $5,754 for Class I shares for the six months ended April 30, 2012. Prior to March 1, 2012, the contractual waiver was 1.53% for Class I.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended April 30, 2012 were equivalent to a net annual effective rate of 0.98% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates

Semiannual report | Greater China Opportunities Fund 23

of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $29,642 for the six months ended April 30, 2012. Of this amount, $4,840 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $23,415 was paid as sales commissions to broker-dealers and $1,387 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $2,346 and $389 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$75,677	$51,934	$6,101	$7,875
Class B	52,951	10,898	5,850	1,771
Class C	57,917	11,922	5,850	2,079
Class I	—	738	6,515	434
Total	$186,545	$75,492	$24,316	$12,159

24 Greater China Opportunities Fund | Semiannual report

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	116,700	$1,969,874	418,179	$8,534,161
Distributions reinvested	27,921	427,184	11,278	230,417
Repurchased	(446,691)	(7,549,447)	(1,281,522)	(25,665,251)

Net decrease	(302,070)	($5,152,389)	(852,065)	($16,900,673)

Class B shares

Sold	10,038	$165,472	63,844	$1,272,349
Distributions reinvested	914	13,704	—	—
Repurchased	(95,413)	(1,576,651)	(261,914)	(5,076,231)

Net decrease	(84,461)	($1,397,475)	(198,070)	($3,803,882)

Class C shares

Sold	27,350	$447,990	67,997	$1,350,512
Distributions reinvested	1,020	15,277	—	—
Repurchased	(100,187)	(1,654,817)	(260,718)	(5,126,299)

Net decrease	(71,817)	($1,191,550)	(192,721)	($3,775,787)

Class I shares

Sold	12,402	$208,987	128,810	$2,661,060
Distributions reinvested	664	10,099	196	3,979
Repurchased	(25,981)	(427,227)	(173,369)	(3,598,260)

Net decrease	(12,915)	($208,141)	(44,363)	($933,221)

Class NAV shares

Sold	7,070	$122,186	16,862	$342,007
Distributions reinvested	765	11,779	321	6,591
Repurchased	(16,273)	(277,705)	(15,379)	(322,392)

Net increase (decrease)	(8,438)	($143,740)	1,804	$26,206

Net decrease	(479,701)	($8,093,295)	(1,285,415)	($25,387,357)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $56,785,804 and $65,283,211, respectively, for the six months ended April 30, 2012.

Semiannual report | Greater China Opportunities Fund 25

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management
Hugh McHaffie†	a division of Manulife Asset Management
Dr. John A. Moore,* Vice Chairman	(North America) Limited
Patti McGill Peterson*
Gregory A. Russo	Principal distributor
John G. Vrysen†	John Hancock Funds, LLC

Officers	Custodian
Keith F. Hartstein	State Street Bank and Trust Company
President and Chief Executive Officer
Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
Senior Vice President and Chief Operating Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

26 Greater China Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.	08SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2012